Digital Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Digital Assets [Line Items]
Impairment loss on digital assets	$ 6,990	$ 12,950